Leases - Lease Obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 2,560
Additions	2,428
Additions through acquisitions	203
Interest accretion	65
Lease repayments	(427)
Effects of foreign exchange	(119)
Balance – End of period	4,710
Current	1,412	$ 621
Non-current	3,298	1,939
Lease liabilities	$ 4,710	$ 2,560